Income (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of Earnings Per Share
The following table reconciles the amounts used in calculating basic and diluted income (loss) per share (in thousands, except per share amounts):

	Year Ended December 31,
	2017	2016	2015
Net income (loss) attributable to common stockholders – basic and diluted:
Net income (loss) attributable to the Company	$(18,352)	$(2,396)	$(1,190)
Undistributed net income (loss) allocated to common stockholders	(18,352)	(2,396)	(1,190)
Distributed and undistributed net income (loss) - basic	(18,352)	(2,396)	(1,190)
Effect of deferred compensation plan	—	(2,127)	(8,608)
Effect of contingently issuable shares	$(1,465)	$(1,143)	$—
Distributed and undistributed net loss - diluted	$(19,817)	$(5,666)	$(9,798)

Weighted average common shares outstanding:
Weighted average common shares outstanding – basic	2,031	2,012	1,991
Effect of deferred compensation plan shares	—	158	212
Effect of contingently issuable shares	36	39	—
Weighted average common shares outstanding – diluted	2,067	2,209	2,203

Income (loss) per share – basic:
Net income (loss) allocated to common stockholders per share	$(9.04)	$(1.19)	$(0.60)
Income (loss) per share – diluted:
Net income (loss) allocated to common stockholders per share	$(9.59)	$(2.56)	$(4.45)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
Due to their anti-dilutive effect, the computation of diluted income (loss) per share does not reflect the adjustments for the following items (in thousands):

	Year Ended December 31,
	2017	2016	2015
Net income (loss) allocated to common stockholders is not adjusted for:
Net income (loss) attributable to redeemable noncontrolling interests in Ashford Holdings	$(19)	$(4)	$(2)
Total	$(19)	$(4)	$(2)
Weighted average diluted shares are not adjusted for:
Effect of unvested restricted shares	—	1	3
Effect of assumed exercise of stock options	34	—	1
Effect of assumed conversion of Ashford Holdings units	4	4	5
Total	38	5	9